Principal Related Parties (Detail)	12 Months Ended
Dec. 31, 2012
Shanghai 51 Network Development Co. Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	A VIE of 51.com invested by Giant Interactive
Yangxun Computer Technology
Related Party Transaction [Line Items]
Relationships with the Group	Affiliate of the Group
Shanghai Jiante Biotechnology Co. Ltd.
Related Party Transaction [Line Items]
Relationships with the Group	Company controlled by Mr. Shi Yuzhu
Shanghai Juxian Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Shanghai Juxi Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Shanghai Tianju Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Shanghai Tonghua Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee
Beijing Giant Zhengtu Network Technology Co Ltd
Related Party Transaction [Line Items]
Relationships with the Group	Equity investee before October 17, 2012,
Union Sky Holding Group Limited
Related Party Transaction [Line Items]
Relationships with the Group	Company's shareholder